Derivatives - Counterparty collateral (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash | Collateral deposits on derivative contracts for the benefit of the company
Derivatives
Financial assets pledged as collateral	$ 42.2	$ 9.5
Government securities
Derivatives
Financial assets pledged as collateral	492.3	274.9
Government securities | Collateral deposits on derivative contracts for the benefit of the company
Derivatives
Financial assets pledged as collateral	492.3	274.9
Holding company cash and investments | Collateral deposits on derivative contracts for the benefit of the derivative counterparties
Derivatives
Financial assets pledged as collateral	337.0	155.9
Amount of collateral originally required for deposit	270.3	124.8
Amount of collateral deposits attributable to changes in fair value since the most recent reset date	$ 66.7	$ 31.1